UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22031

Seligman LaSalle International Real Estate Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/08

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman LaSalle International Real Estate Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2008

	Shares or Principal Amount		Value

Common Stocks 99.4%
Australia 16.5%
Abacus Property Group (Diversified)	973,487	shs.	$1,185,244
Goodman Group (Industrial)	1,514,948		6,001,879
GPT Group (Diversified)	2,022,551		6,081,926
Valad Property Group (Diversified)	1,886,497		1,681,302
Westfield Group (Retail)	686,161		11,204,782

			26,155,133

Austria 1.3%
Immoeast (Office)	138,890		1,337,332
Immofinanz Immobilien Anlagen (Diversified)	66,530		720,603

			2,057,935

Belgium 0.7%
Cofinimmo (Office)	5,296		1,146,300

Canada 3.0%
Canadian Real Estate Investment Trust (Diversified)	133,700		3,503,853
Morguard Real Estate Investment Trust (Retail)	47,700		592,503
RioCan Real Estate Investment Trust (Retail)	29,600		596,931

			4,693,287

Finland 1.1%
Sponda (Office)	80,871		1,055,778
Technopolis (Office)	69,814		622,832

			1,678,610

France 10.6%
Klepierre (Retail)	68,844		4,223,876
Unibail-Rodamco (Diversified)	49,065		12,621,795

			16,845,671

Germany 1.1%
IVG Immobilien (Diversified)	61,467		1,718,948

Hong Kong 6.4%
FE Consort International (Hotels)	3,279,925		1,251,869
Hang Lung Properties (Retail)	496,000		1,772,662
The Hong Kong and Shanghai Hotels (Hotels)	736,784		1,209,330
Hysan Development (Diversified)	880,000		2,451,349
The Link Real Estate Investment Trust (Retail)	1,556,000		3,453,448

			10,138,658

Italy 1.3%
Immobiliare Grande Distribuzione (Retail)	407,839		1,467,063
Risanamento (Diversified)	212,551		625,771

			2,092,834

Japan 9.0%
DA Office Investment (Office)	224		990,653
Hankyu (Diversified)	89		533,040
Japan Excellent (Office)	155		948,259
Japan Logistics Fund (Industrial)	114		762,956
Kenedix Realty Investment (Diversified)	387		2,355,659
Mitsui Fudosan (Diversified)	139,000		2,828,640
Nippon Building Fund (Office)	199		2,541,001
Nippon Commercial Investment (Office)	313		1,210,913
Nippon Residential Investment (Residential)	119		415,938
NTT Urban Development (Office)	1,140		1,661,110

			14,248,169

Luxembourg 1.5%
Gagfah (Residential)	49,122		919,834
ProLogis European Properties (Industrial)	96,141		1,524,000

			2,443,834

Netherlands 3.1%
Corio (Retail)	32,896		2,881,905
Eurocommercial Properties* (Retail)	36,510		2,039,649

			4,921,554

Norway 1.2%
Norwegian Property (Office)	228,752		1,976,962

Singapore 6.2%
CapitaCommercial Trust (Office)	1,474,000		2,396,851
Capitaland (Residential)	365,000		1,702,562
CapitaMall Trust (Retail)	1,102,143		2,793,033
Fortune (Retail)	301,000		198,173
Guocoland (Residential)	640,757		1,863,096
Suntec (Retail)	876,000		929,359

			9,883,074

Sweden 2.8%
Castellum (Diversified)	167,369		2,045,639
Fabege (Diversified)	224,958		2,408,464

			4,454,103

United Kingdom 16.2%
Big Yellow Group (Industrial)	132,178		1,140,204
British Land (Diversified)	278,850		5,076,413
Brixton (Industrial)	195,280		1,278,721
Capital & Regional (Retail)	65,870		717,836
Derwent London (Office)	108,950		3,283,607
Development Securities (Office)	45,198		412,601
Hammerson (Retail)	220,529		4,874,912
Land Securities Group (Diversified)	237,927		7,124,331
Quintain Estates & Development (Diversified)	118,835		1,062,895
Unite Group (Residential)	121,275		788,205

			25,759,725

United States 17.4%
Brandywine Realty Trust (Office)	46,500		788,640
BRE Properties (Residential)	51,700		2,355,452
Camden Property Trust (Residential)	17,700		888,540
CBL & Associates Properties (Retail)	110,387		2,597,406
DCT Industrial Trust (Industrial)	50,000		498,000
Developers Diversified Realty (Retail)	10,000		418,800
Duke Realty (Office)	56,000		1,277,360
Equity Residential (Residential)	34,300		1,423,107
Extra Space Storage (Diversified)	79,700		1,290,343
First Potomac Realty Trust (Industrial)	109,800		1,687,626
Glimcher Realty (Retail)	154,000		1,841,840
HCP (Diversified)	44,000		1,487,640
iStar Financial (Mortgage)	63,200		886,696
Kimco Realty (Retail)	89,300		3,497,881
LaSalle Hotel Properties (Hotels)	62,800		1,804,244
Liberty Property Trust (Office)	91,700		2,852,787
U-Store-It Trust (Diversified)	30,000		339,900
Ventas (Diversified)	36,064		1,619,634

			27,555,896

Total Common Stocks			157,770,693

Repurchase Agreement 0.2%
Fixed Income Clearing Corporation 1.80%, dated 3/31/2008, maturing 4/1/2008, in the amount of $290,015, collateralized by: $300,000 Federal Home Loan Bank 3.6%, 1/29/2010, with a fair market value of $302,250	$290,000		290,000

Total Investments 99.6%			158,060,693

Other Assets Less Liabilities 0.4%			651,595

Net Assets 100.0%			$158,712,288

* Non-income producing security.

At March 31, 2008, the cost of investments for federal income tax purposes was $186,813,847. The tax basis gross appreciation and depreciation of portfolio securities were $1,304,042 and $30,052,108, respectively. Net depreciation was $28,748,066.

Notes to Schedule of Investments (unaudited)

Security Valuation — Net asset value per share is calculated as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 PM Eastern Time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Notwithstanding these valuation methods, the Fund may adjust the value of securities as described below in order to reflect the fair value of such securities.

Many securities markets and exchanges outside the United States (“US”) close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Fund’s Board of Directors (the “Board”) approved fair value procedures under which a third party pricing service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings that mature in 60 days or less are valued at current market quotations or amortized cost if the Fund’s investment manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

The books and records of the Fund are maintained in US dollars. The market values of investment securities, other assets, and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service.

Fair Value Measurement - On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Fund’s investments and other financial instruments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments or financial instruments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments or financial instruments); and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Fund’s investments and other financial instruments as of March 31, 2008 based on the level of inputs used:

Valuation Inputs	Investments	Other Financial Instruments*

Level 1 - Quoted Prices	$32,249,184	$(379)
Level 2 - Other Significant Observable Inputs	125,811,509	0
Level 3 - Significant Unobservable Inputs	0	0

Total	$158,060,693	$(379)

* Represents spot foreign currency contracts, which are not reflected in the Schedule of Investments and which are valued at the net unrealized appreciation (depreciation) on each contract.

Risk - The Fund invests a substantial portion of its assets in securities of real estate investment trusts (REITs) and other real estate companies. The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	May 27, 2008

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 27, 2008

SELIGMAN LASALLE INTERNATIONAL REAL ESTATE FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.